UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23377

 NAME OF REGISTRANT:                     Tidal ETF Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 234 West Florida Street, Suite 203
                                         Milwaukee, Wisconsin 53204

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Eric W. Falkeis
                                         Tidal ETF Trust
                                         234 West Florida Street, Suite 203
                                         Milwaukee, Wisconsin 53204

 REGISTRANT'S TELEPHONE NUMBER:          844-986-7700

 DATE OF FISCAL YEAR END:                11/30

 DATE OF REPORTING PERIOD:               07/01/2022 - 06/30/2023


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

Euclid Capital Growth ETF
--------------------------------------------------------------------------------------------------------------------------
 SNOWFLAKE INC.                                                                              Agenda Number:  935660705
--------------------------------------------------------------------------------------------------------------------------
        Security:  833445109
    Meeting Type:  Annual
    Meeting Date:  07-Jul-2022
          Ticker:  SNOW
            ISIN:  US8334451098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Class II Director: Kelly A.                   Mgmt          For                            For
       Kramer

1b.    Election of Class II Director: Frank                      Mgmt          For                            For
       Slootman

1c.    Election of Class II Director: Michael L.                 Mgmt          For                            For
       Speiser

2.     To approve, on an advisory basis, the                     Mgmt          3 Years                        Against
       frequency of future stockholder advisory
       votes on the compensation of our named
       executive officers.

3.     To ratify the selection of                                Mgmt          For                            For
       PricewaterhouseCoopers LLP as our
       independent registered public accounting
       firm for the fiscal year ending January 31,
       2023.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Tidal ETF Trust
By (Signature)       /s/ Eric W Falkeis
Name                 Eric W Falkeis
Title                President
Date                 08/30/2023